Equity Method Investment Results of Operations and Balance Sheet Information for FOX (Details) - FOX - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Net revenue	[1]	$ 366,798	$ 306,734
Gross profit	[1]	112,042	94,420
Operating income	[1]	35,344	34,623
Net income	[1]	24,954	27,686
Current assets	[1]	131,941	112,609
Non-current assets	[1]	146,556	145,828
Total assets	[1]	278,497	258,437
Current liabilities	[1]	74,017	60,825
Non-current liabilities	[1]	52,220	68,806
Stockholders' equity	[1]	152,260	128,806
Total liabilities and stockholders’ equity	[1]	$ 278,497	$ 258,437

[1]	The condensed income statement information included in the table above for 2014 reflects Fox's results of operations for the full fiscal year ending December 31, 2014. FOX's results of operations for the period from January 1, 2014 through July 10, 2014, the date of deconsolidation, are included in the results of operations of the Company for the year ending December 31, 2014.